Nature of Business and Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Accounting Policies [Abstract]
Nature of Business and Significant Accounting Policies

Note 1 – Nature of Business and Significant Accounting Policies

Nature of Business

Syra Health Corp. (“Syra” or the “Company”) was incorporated in the state of Indiana on November 20, 2020 to provide workforce staffing solutions, health education and healthcare research consulting services to mental health hospitals and organizations, including government agencies, integrated health networks, managed care entities and pharmaceutical manufacturers. On March 11, 2022, the Company redomiciled to Delaware. The Company’s corporate office is located in Carmel, Indiana.

Basis of Presentation

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Concentrations of Credit Risk

The Company maintains cash in bank deposit accounts, the balances of which at times may exceed federally insured limits. Accounts are guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) up to $250,000 under current regulations. The Company had $966,286 and $410,963 cash in excess of FDIC insured limits at June 30, 2026, and December 31, 2025, respectively. The Company has not experienced any losses in such accounts.

Fair Value of Financial Instruments

Accounting Standards Codification (“ASC”) 820 defines fair value, establishes a three-level valuation hierarchy for disclosures of fair value measurement and enhances disclosure requirements for fair value measures. The three levels are defined as follows:

-	Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.
-	Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.
-	Level 3 inputs to valuation methodology are unobservable and significant to the fair measurement.

The carrying value of the Company’s financial assets and liabilities, such as cash, accounts receivable and accounts payable are estimated by management to approximate fair value primarily due to the short-term nature of the instruments. The Company’s advances from related party approximates the fair value of such instruments based upon management’s best estimate of interest rates that would be available to the Company for similar financial arrangements at June 30, 2026, and December 31, 2025.

Cash and Cash Equivalents

Cash equivalents include money market accounts which have maturities of three months or less when acquired. For the purpose of the statements of cash flows, all highly liquid investments with an original maturity of three months or less are considered to be cash equivalents. Cash equivalents are stated at cost plus accrued interest, which approximates market value. There were $1,704,427 and $1,169,450 cash equivalents on hand at June 30, 2026, and December 31, 2025, respectively, consisting of certificates of deposit with maturities of three months or less.

Accounts Receivable

Accounts receivable is carried at their estimated collectible amounts. Accounts receivable is periodically evaluated for collectability based on past credit history with customers and their current financial condition. The Company had an allowance of $5,520 at June 30, 2026, and December 31, 2025.

Property and Equipment

Property and equipment is stated at cost, less accumulated depreciation. The cost of office equipment is depreciated using the straight-line method based on a  five-year life expectancy.

Repairs and maintenance expenditures are charged to operations as incurred. Major improvements and replacements, which extend the useful life of an asset, are capitalized and depreciated over the remaining estimated useful life of the asset. When assets are retired or sold, the cost and related accumulated depreciation are eliminated, and any resulting gain or loss is reflected in operations.

Impairment of Long-Lived Assets

In accordance with the provisions of ASC Topic 360, “Impairment or Disposal of Long-Lived Assets”, all long-lived assets such as property and equipment held and used by the Company are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is evaluated by a comparison of the carrying amount of an asset to its estimated future undiscounted cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amounts of the assets exceed the fair value of the assets.

Leases

The Company accounts for its leases under ASC 842 - Leases. The Company determines if an arrangement is a lease at inception. Operating leases are included in operating lease right-of-use (“ROU”) assets, current portion of obligations under operating leases, and obligations under operating leases, non-current on the Company’s balance sheets.

Operating lease ROU assets and operating lease liabilities are recognized based on the present value of the future minimum lease payments over the lease term at commencement date, adjusted by the deferred rent liabilities at the adoption date. As the Company’s lease does not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at commencement date in determining the present value of future payments. The operating lease ROU asset also includes any lease payments made and excludes lease incentives and initial direct costs incurred. The Company’s terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. Operating lease expense is recognized on a straight-line basis over the lease term.

Segment Reporting

ASC Topic 280, “Segment Reporting,” requires annual and interim reporting for an enterprise’s operating segments and related disclosures about its products, services, geographic areas and major customers. An operating segment is defined as a component of an enterprise that engages in business activities from which it may earn revenues and expenses, and about which separate financial information is regularly evaluated by the chief operating decision maker in deciding how to allocate resources. In November 2023, the FASB issued ASU No. 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosure.” The ASU updates reportable segment disclosure requirements, primarily through requiring enhanced disclosures about significant segment expenses and information used to assess segment performance. The amendments do not change how segments are determined, aggregated, or how thresholds are applied to determine reportable segments. The Company adopted ASU No. 2023-07 during the year ended December 31, 2025.

Segment information is prepared on the same basis that our CEO, who is our Chief Operating Decision Maker (“CODM”), manages our segments, evaluates financial results, and makes key operating decisions. We have one reportable operating segment, Healthcare services. The reportable segment derives its revenue from a variety of services primarily to state and federal health authorities. Our CODM uses net income to evaluate and make key operating decisions. The Company operates as a single segment and will evaluate additional segment disclosure requirements as it expands its operations.

Revenue Recognition

The Company recognizes revenue in accordance with ASC 606, the core principle of which is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to receive in exchange for those goods or services. To achieve this core principle, five basic criteria must be met before revenue can be recognized: (1) identify the contract with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to performance obligations in the contract; and (5) recognize revenue when or as the Company satisfies a performance obligation.

The Company accounts for revenues when both parties to the contract have approved the contract, the rights and obligations of the parties are identified, payment terms are identified, and collectability of consideration is probable. Payment terms vary by client and the services offered.

The Company has the following main forms of revenue:

–	Healthcare Workforce;
–	Population Health
–	Digital Health
–	Behavioral and Mental Health Services
–	Health Education

The Company primarily provides its services to state health and social service agencies and universities. Healthcare Workforce, Health Education and Behavioral Mental Health Service contracts are primarily accounted for as a single performance obligation satisfied over time because the customer simultaneously receives and consumes the benefits of our medical staffing on an hourly or daily basis. Population Health and Digital Health contracts generally consist of multiple performance obligations that are distinct, such as to provide data analytics and reporting, training, or develop technology for implementation and maintenance with the customer. The Company allocates the transaction price across the performance obligations based on the estimated fair value of the distinct performance obligations. Depending on the performance obligation, revenue is recognized at a point in time when the customer obtains the benefit of the services are provide, or over time in the case of digital health revenue where the customer simultaneously receives and consumes benefits of the contract, such as ongoing performance of our technology product.

The contracts generally stipulate bi-weekly or monthly billing, and the Company has elected the “as invoiced” practical expedient to recognize revenue based on the hours incurred at the contractual rate as the Company has the right to payment in an amount that corresponds directly with the value of performance completed to date. The Company may also be subject to penalties for violations of certain ethical standards and non-performance measures within these state contracts. The Company recognizes revenue net of penalties.

Disaggregated revenue data

The Company’s revenue consists of the following revenue services within its industry:

	Six Months Ended
	June 30, 2026	June 30, 2025
Net revenues:
Healthcare workforce	$1,191,115	$1,017,664
Population health	3,476,828	2,786,309
Net revenues	$4,667,943	$3,803,973

	Three Months Ended
	June 30, 2026	June 30, 2025
Net revenues:
Healthcare workforce	$678,113	$362,447
Population health	1,716,310	1,583,752
Net revenues	$2,394,423	$1,946,199

Cost of Services

The cost of services includes wages and related payroll taxes, employee benefits and certain other employee-related costs of the Company’s contract service employees, while the employees work on contract assignments.

Significant Concentrations

The majority of accounts receivable and revenue contracts are between the Company and different divisions within the Indiana Family and Social Services Administration (“ FSSA”). Most contracts require monthly payments as the projects progress. The Company generally does not require collateral or advance payments.

For the six months ended June 30, 2026, FSSA accounted for approximately 18% of revenues, which was derived through a combination of divisions within the State of Indiana, including the FSSA-NeuroDiagnostic Institute, representing $248,413 of the Company’s Healthcare Workforce revenue for the six months ended June 30, 2026, and the FSSA-HSCP, representing $591,371 of the Company’s Population Health revenues for the six months ended June 30, 2026. For the six months ended June 30, 2026, Humana, Inc accounted for approximately 37% of the Company’s revenues. Additionally, for the six months ended June 30, 2026, and the year ended December 31, 2025, Humana, Inc accounted for approximately 40% and 47% of the Company’s accounts receivable, respectively. One other customer accounted for 24% of the Company’s accounts receivable at June 30, 2026. For the year ended December 31, 2025, the combined divisions of the FSSA, Coordinated Care Corporation (doing business as Managed Health Services, owed 11% of the Company’s accounts receivable at December 31, 2025.

For the six months ended June 30, 2025, FSSA accounted for approximately 35% of revenues, which was derived through a combination of divisions within the State of Indiana, including the FSSA-NeuroDiagnostic Institute, representing $607,985 of the Company’s Healthcare Workforce revenue for six months ended June 30, 2025, and the FSSA-Division of Mental Health and Addiction and FSSA-HSCP, representing $915,882 of the Company’s Population Health revenues for the six months ended June 30, 2025. Additionally, for the six months ended June 30, 2025, Humana, Inc accounted for approximately 24% of the Company’s Population Health revenue.

Stock-Based Compensation

The Company accounts for equity instruments issued to employees and non-employees in accordance with the provisions of ASC 718 Stock Compensation (“ASC 718”). All transactions in which the consideration provided in exchange for the purchase of goods or services consists of the issuance of equity instruments are accounted for based on the fair value of the consideration received or the fair value of the equity instrument issued, whichever is more reliably measurable.

Basic and Diluted Loss Per Share

Basic earnings per share (“EPS”) are computed by dividing net income (the numerator) by the weighted average number of common shares outstanding for the period (the denominator). Weighted average shares for basic EPS are calculated based on weighted average Class A and Class B shares outstanding. Diluted EPS is computed by dividing net income by the weighted average number of common shares and potential common shares outstanding (if dilutive) during each period. Potential common shares include stock options, warrants, conversion of Class B shares and restricted stock. The number of potential common shares outstanding relating to stock options, warrants, conversion of Class B shares and restricted stock is computed using the treasury stock method. For the periods presented, potential dilutive securities had an anti-dilutive effect and were not included in the calculation of diluted net loss per common share. For the three and six months ended June 30, 2026, the dilutive effect of 265,963 Class A common stock options and 110,537 restricted stock awards were included in the calculation of weighted average dilutive shares outstanding.

Income Taxes

The Company accounts for income taxes under the Financial Accounting Standards Board (“FASB”) ASC 740 Income Taxes (“ASC 740”), which requires use of the liability method. FASB ASC 740-10-25 provides that deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. A valuation allowance is provided for significant deferred tax assets when it is more likely than not, that such asset will not be recovered through future operations.

Uncertain Tax Positions

In accordance with ASC 740, the Company recognizes the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be capable of withstanding examination by the taxing authorities based on the technical merits of the position. These standards prescribe a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. These standards also provide guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition.

Various taxing authorities may periodically audit the Company’s income tax returns. These audits include questions regarding the Company’s tax filing positions, including the timing and amount of deductions and the allocation of income to various tax jurisdictions. In evaluating the exposures connected with various tax filing positions, including state and local taxes, the Company records allowances for probable exposures. A number of years may elapse before a particular matter, for which an allowance has been established, is audited and fully resolved. The Company has not yet undergone an examination by any taxing authorities. The Company recognizes interest and penalties related to uncertain tax positions, if any, as an income tax expense.

The assessment of the Company’s tax position relies on the judgment of management to estimate the exposures associated with the Company’s various filing positions.

Recent Accounting Standards

From time to time, new accounting pronouncements are issued by the FASB that are adopted by the Company as of the specified effective date.

In November 2023, the Financial Accounting Standard Board (“FASB”) issued ASU 2023-07, Improvements to Reportable Segment Disclosures, which amends the existing segment reporting guidance (ASC Topic 280) to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses that are regularly provided to the CODM and included within each reported measure of segment profit or loss, an amount for other segment items by reportable segment and a description of its composition, the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources. The amendments in this update were effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024.

The Company adopted this standard on a retrospective basis within our annual report for the year ended December 31, 2024, with no material impact to our financial statements.

Management does not believe that any recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the Company’s financial statements.

Note 1 – Nature of Business and Significant Accounting Policies

Nature of Business

Syra Health Corp. (“Syra” or the “Company”) was incorporated in the state of Indiana on November 20, 2020 to provide workforce staffing solutions, health education and healthcare research consulting services to mental health hospitals and organizations, including government agencies, integrated health networks, managed care entities and pharmaceutical manufacturers. On March 11, 2022, the Company redomiciled to Delaware. The Company’s corporate office is located in Carmel, Indiana.

Basis of Presentation

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Concentrations of Credit Risk

The Company maintains cash in bank deposit accounts, the balances of which at times may exceed federally insured limits. Accounts are guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) up to $250,000 under current regulations. The Company had $410,963 and $1,032,827 cash in excess of FDIC insured limits at December 31, 2025 and 2024, respectively. The Company has not experienced any losses in such accounts.

Fair Value of Financial Instruments

Accounting Standards Codification (“ASC”) 820 defines fair value, establishes a three-level valuation hierarchy for disclosures of fair value measurement and enhances disclosure requirements for fair value measures. The three levels are defined as follows:

-	Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.
-	Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

-	Level 3 inputs to valuation methodology are unobservable and significant to the fair measurement.

The carrying value of the Company’s financial assets and liabilities, such as cash, accounts receivable and accounts payable are estimated by management to approximate fair value primarily due to the short-term nature of the instruments. The Company’s advances from related party approximates the fair value of such instruments based upon management’s best estimate of interest rates that would be available to the Company for similar financial arrangements at December 31, 2025 and December 31, 2024.

Cash and Cash Equivalents

Cash equivalents include money market accounts which have maturities of three months or less when acquired. For the purpose of the statements of cash flows, all highly liquid investments with an original maturity of three months or less are considered to be cash equivalents. Cash equivalents are stated at cost plus accrued interest, which approximates market value. There were $1,169,450 and $1,749,977 cash equivalents on hand at December 31, 2025 and 2024, respectively, consisting of certificates of deposit with maturities of three months or less.

Accounts Receivable

Accounts receivable is carried at their estimated collectible amounts. Accounts receivable is periodically evaluated for collectability based on past credit history with customers and their current financial condition. The Company had an allowance of $5,520 at December 31, 2025 and December 31, 2024.

Property and Equipment

Property and equipment is stated at cost, less accumulated depreciation. The cost of office equipment is depreciated using the straight-line method based on a five-year life expectancy.

Repairs and maintenance expenditures are charged to operations as incurred. Major improvements and replacements, which extend the useful life of an asset, are capitalized and depreciated over the remaining estimated useful life of the asset. When assets are retired or sold, the cost and related accumulated depreciation are eliminated, and any resulting gain or loss is reflected in operations.

Impairment of Long-Lived Assets

In accordance with the provisions of ASC Topic 360, “Impairment or Disposal of Long-Lived Assets”, all long-lived assets such as property and equipment held and used by the Company are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is evaluated by a comparison of the carrying amount of an asset to its estimated future undiscounted cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amounts of the assets exceed the fair value of the assets.

Leases

The Company accounts for its leases under ASC 842 - Leases. The Company determines if an arrangement is a lease at inception. Operating leases are included in operating lease right-of-use (“ROU”) assets, current portion of obligations under operating leases, and obligations under operating leases, non-current on the Company’s balance sheets.

Operating lease ROU assets and operating lease liabilities are recognized based on the present value of the future minimum lease payments over the lease term at commencement date, adjusted by the deferred rent liabilities at the adoption date. As the Company’s lease does not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at commencement date in determining the present value of future payments. The operating lease ROU asset also includes any lease payments made and excludes lease incentives and initial direct costs incurred. The Company’s terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. Operating lease expense is recognized on a straight-line basis over the lease term.

Segment Reporting

ASC Topic 280, “Segment Reporting,” requires annual and interim reporting for an enterprise’s operating segments and related disclosures about its products, services, geographic areas and major customers. An operating segment is defined as a component of an enterprise that engages in business activities from which it may earn revenues and expenses, and about which separate financial information is regularly evaluated by the chief operating decision maker in deciding how to allocate resources. In November 2023, the FASB issued ASU No. 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosure.” The ASU updates reportable segment disclosure requirements, primarily through requiring enhanced disclosures about significant segment expenses and information used to assess segment performance. The amendments do not change how segments are determined, aggregated, or how thresholds are applied to determine reportable segments. The Company adopted ASU No. 2023-07 during the year ended December 31, 2025.

Segment information is prepared on the same basis that our CEO, who is our Chief Operating Decision Maker (“CODM”), manages our segments, evaluates financial results, and makes key operating decisions. We have one reportable operating segment, Healthcare services. The reportable segment derives its revenue from a variety of services primarily to state and federal health authorities. Our CODM uses net income to evaluate and make key operating decisions. The Company operates as a single segment and will evaluate additional segment disclosure requirements as it expands its operations.

Revenue Recognition

The Company recognizes revenue in accordance with ASC 606, the core principle of which is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to receive in exchange for those goods or services. To achieve this core principle, five basic criteria must be met before revenue can be recognized: (1) identify the contract with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to performance obligations in the contract; and (5) recognize revenue when or as the Company satisfies a performance obligation.

The Company accounts for revenues when both parties to the contract have approved the contract, the rights and obligations of the parties are identified, payment terms are identified, and collectability of consideration is probable. Payment terms vary by client and the services offered.

The Company has the following main forms of revenue:

–	Healthcare Workforce;
–	Population Health
–	Digital Health
–	Behavioral and Mental Health Services
–	Health Education

The Company primarily provides its services to state health and social service agencies and universities. Healthcare Workforce, Health Education and Behavioral Mental Health Service contracts are primarily accounted for as a single performance obligation satisfied over time because the customer simultaneously receives and consumes the benefits of our medical staffing on an hourly or daily basis. Population Health and Digital Health contracts generally consist of multiple performance obligations that are distinct, such as to provide data analytics and reporting, training, or develop technology for implementation and maintenance with the customer. The Company allocates the transaction price across the performance obligations based on the estimated fair value of the distinct performance obligations. Depending on the performance obligation, revenue is recognized at a point in time when the customer obtains the benefit of the services are provide, or over time in the case of digital health revenue where the customer simultaneously receives and consumes benefits of the contract, such as ongoing performance of our technology product.

The contracts generally stipulate bi-weekly or monthly billing, and the Company has elected the “as invoiced” practical expedient to recognize revenue based on the hours incurred at the contractual rate as the Company has the right to payment in an amount that corresponds directly with the value of performance completed to date. The Company may also be subject to penalties for violations of certain ethical standards and non-performance measures within these state contracts. The Company recognizes revenue net of penalties.

Disaggregated revenue data

The Company’s revenue consists of the following revenue services within its industry:

	Year Ended
	December 31, 2025	December 31, 2024
Net revenues:
Healthcare workforce	$1,902,700	$5,896,433
Population health	5,323,273	2,068,804
Behavioral and mental health	-	16,845
Net revenues	$7,225,973	$7,982,082

Cost of Services

The cost of services includes wages and related payroll taxes, employee benefits and certain other employee-related costs of the Company’s contract service employees, while the employees work on contract assignments.

Significant Concentrations

The majority of accounts receivable and revenue contracts are between the Company and different divisions within the Indiana Family and Social Services Administration (“ FSSA”). Most contracts require monthly payments as the projects progress. The Company generally does not require collateral or advance payments. For the years ended December 31, 2025 and 2024, FSSA accounted for approximately 35% and 61% of revenues, respectively, which was derived through a combination of divisions within the State of Indiana, including the FSSA-NeuroDiagnostic Institute, representing $2,562,717 and $4,567,637 of the Company’s Healthcare Workforce revenue for the years ended December 31, 2025 and 2024, respectively, and the FSSA-Division of Mental Health and Addiction and FSSA-HSCP, representing $1,507,254 and $312,000 of the Company’s Population Health revenues for the years ended December 31, 2025 and 2024, respectively. Additionally, for the year ended December 31, 2025, Humana, Inc accounted for approximately 37% and 74% of the Company’s revenue and accounts receivable, respectively. In addition, the combined divisions of the FSSA, Coordinated Care Corporation (doing business as Managed Health Services, owed 11% of the Company’s accounts receivable at December, 2025. The combined divisions of the FSSA (NeuroDiagnostic Institute and Division of Mental Health and Addiction), owned 56% and one other customer represented 11%, of the Company’s accounts receivable respectively, at December 31, 2024.

Stock-Based Compensation

The Company accounts for equity instruments issued to employees and non-employees in accordance with the provisions of ASC 718 Stock Compensation (“ASC 718”). All transactions in which the consideration provided in exchange for the purchase of goods or services consists of the issuance of equity instruments are accounted for based on the fair value of the consideration received or the fair value of the equity instrument issued, whichever is more reliably measurable.

Basic and Diluted Loss Per Share

Basic earnings per share (“EPS”) are computed by dividing net income (the numerator) by the weighted average number of common shares outstanding for the period (the denominator). Weighted average shares for basic EPS are calculated based on weighted average Class A and Class B shares outstanding. Diluted EPS is computed by dividing net income by the weighted average number of common shares and potential common shares outstanding (if dilutive) during each period. Potential common shares include stock options, warrants, conversion of Class B shares and restricted stock. The number of potential common shares outstanding relating to stock options, warrants, conversion of Class B shares and restricted stock is computed using the treasury stock method. For the periods presented, potential dilutive securities had an anti-dilutive effect and were not included in the calculation of diluted net loss per common share.

Income Taxes

The Company accounts for income taxes under the Financial Accounting Standards Board (“FASB”) ASC 740 Income Taxes (“ASC 740”), which requires use of the liability method. FASB ASC 740-10-25 provides that deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. A valuation allowance is provided for significant deferred tax assets when it is more likely than not, that such asset will not be recovered through future operations.

Uncertain Tax Positions

In accordance with ASC 740, the Company recognizes the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be capable of withstanding examination by the taxing authorities based on the technical merits of the position. These standards prescribe a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. These standards also provide guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition.

Various taxing authorities may periodically audit the Company’s income tax returns. These audits include questions regarding the Company’s tax filing positions, including the timing and amount of deductions and the allocation of income to various tax jurisdictions. In evaluating the exposures connected with various tax filing positions, including state and local taxes, the Company records allowances for probable exposures. A number of years may elapse before a particular matter, for which an allowance has been established, is audited and fully resolved. The Company has not yet undergone an examination by any taxing authorities. The Company recognizes interest and penalties related to uncertain tax positions, if any, as an income tax expense.

The assessment of the Company’s tax position relies on the judgment of management to estimate the exposures associated with the Company’s various filing positions.

Recent Accounting Standards

From time to time, new accounting pronouncements are issued by the FASB that are adopted by the Company as of the specified effective date.

In November 2023, the Financial Accounting Standard Board (“FASB”) issued ASU 2023-07, Improvements to Reportable Segment Disclosures, which amends the existing segment reporting guidance (ASC Topic 280) to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses that are regularly provided to the CODM and included within each reported measure of segment profit or loss, an amount for other segment items by reportable segment and a description of its composition, the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources. The amendments in this update were effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024.

The Company adopted this standard on a retrospective basis within our annual report for the year ended December 31, 2024, with no material impact to our financial statements.

Management does not believe that any recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the Company’s financial statements.